Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) - Fair value [member] - Level 3 [member]
₩ in Thousands
12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	14.90%
Volatility	55
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	7.02%
Price multiple	0.346
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	1.00%
Discount rate	23.67%
Price multiple	4.649
Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 342,049,000
Proxy firm valuation method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	104,121,000
Discounted cash flows Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 95,866,000
Growth rate	1.00%
Asset value approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 692,741,000
Binomial Option Pricing Model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 1,910,715